Cover	Feb. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2024
Entity File Number	001-14310
Entity Registrant Name	GLASSBRIDGE ENTERPRISES, INC.
Entity Central Index Key	0001014111
Entity Tax Identification Number	41-1838504
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18 East 50th Street, FL7
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	220-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false